Note 18 - Impairment of Non-current Assets - Disclosure of Impairment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Impairment of non-current assets	$ 58,739	$ 199,688
Deferred income tax recovery	(6,300)	(48,588)
Impairment of non-current assets, net of tax	52,439	151,100
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Impairment of non-current assets	58,739
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Impairment of non-current assets		111,750
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Impairment of non-current assets		56,278
Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Impairment of non-current assets		$ 31,660